BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—102.7%
COMMON STOCKS—95.2%
Communication Services—4.6%
Activision Blizzard, Inc.	81,014		$5,990,985
Alphabet, Inc., Class A*	21,905		2,212,186
Deutsche Telekom AG	326,788		6,647,795
Interpublic Group of Cos., Inc., (The)†	62,858		2,159,801
Live Nation Entertainment, Inc.*	31,553		2,295,796
Nexstar Media Group, Inc., Class A†	60,455		11,459,850
TEGNA, Inc.	222,579		4,393,709
T-Mobile US, Inc.*	35,391		5,360,321
			40,520,443
Consumer Discretionary—9.4%
AutoNation, Inc.*	6,145		761,427
AutoZone, Inc.*	2,379		6,135,441
Booking Holdings, Inc.*	2,782		5,785,030
Carter's, Inc.	16,587		1,211,514
Dollar General Corp.	23,589		6,031,236
Flutter Entertainment PLC*	38,871		5,787,821
Frontdoor, Inc.*	193,166		4,514,289
Garmin Ltd.	33,665		3,130,508
GVC Holdings PLC	249,827		4,276,988
Harley-Davidson, Inc.†	119,806		5,646,457
Hasbro, Inc.†	47,126		2,960,455
LKQ Corp.†	62,160		3,377,153
Mohawk Industries, Inc.*	17,017		1,724,333
Polaris, Inc.	11,104		1,266,522
Restaurant Brands International, Inc.	71,362		4,734,869
Ross Stores, Inc.	42,133		4,957,790
Stride, Inc.*†	104,000		3,682,640
Tempur Sealy International, Inc.†	84,258		2,676,877
TJX Cos., Inc., (The)†	47,628		3,812,621
Topgolf Callaway Brands Corp.*†	123,441		2,586,089
Whirlpool Corp.	9,349		1,369,909
Wyndham Hotels & Resorts, Inc.	53,087		3,892,339
Wynn Macau Ltd.*	2,082,500		1,595,195
			81,917,503
Consumer Staples—6.8%
Albertsons Cos., Inc., Class A	170,541		3,572,834
British American Tobacco PLC - SP ADR†	217,108		8,960,047
Coca-Cola European Partners PLC†	37,610		1,996,715
Hershey Co., (The)	42,540		10,004,132
Keurig Dr Pepper, Inc.†	259,435		10,032,351
Kraft Heinz Co., (The)†	120,783		4,752,811
Kroger Co., (The)	66,631		3,277,579
Philip Morris International, Inc.	59,804		5,960,664
US Foods Holding Corp.*†	118,555		4,336,742
Walmart, Inc.	40,776		6,215,078
			59,108,953
Energy—8.1%
Canadian Natural Resources Ltd.	112,424		6,713,961
Cenovus Energy, Inc.	407,399		8,101,642
Chord Energy Corp.	27,984		4,268,399
ConocoPhillips†	18,597		2,296,915
Devon Energy Corp.†	81,632		5,593,425
Diamondback Energy, Inc.†	18,654		2,761,165
Enerplus Corp.	241,024		4,481,292
Halliburton Co.†	229,337		8,689,579
Kosmos Energy Ltd.*†	568,087		3,777,779
Marathon Petroleum Corp.†	58,079		7,074,603
MEG Energy Corp.*	307,687		4,380,334
Pioneer Natural Resources Co.	16,737		3,949,765
Schlumberger Ltd.	163,699		8,438,683
			70,527,542
Financials—17.6%
Allstate Corp., (The)†	34,233		4,583,799
Ameriprise Financial, Inc.†	23,830		7,910,368
Aon PLC, Class A	13,682		4,217,887
Bank of America Corp.†	256,273		9,699,933
Berkshire Hathaway, Inc., Class B*†	13,893		4,426,310
Capital One Financial Corp.	7,657		790,509
Charles Schwab Corp., (The)	71,100		5,868,594
Chubb Ltd.	10,401		2,283,955
DBS Group Holdings Ltd.	76,800		2,002,848
Direct Line Insurance Group PLC	611,273		1,546,907
Discover Financial Services†	21,535		2,333,533
East West Bancorp, Inc.†	105,546		7,410,385
Everest Re Group Ltd.	12,912		4,363,481
Fifth Third Bancorp†	226,941		8,251,575
Goldman Sachs Group, Inc., (The)†	9,664		3,731,754
Hana Financial Group, Inc.	59,498		2,034,953
Huntington Bancshares, Inc.†	594,037		9,195,693
ING Groep NV	128,805		1,562,002
JPMorgan Chase & Co.†	67,634		9,345,666
KeyCorp†	445,544		8,380,683
NatWest Group PLC	623,670		1,983,473
Nordea Bank Abp	288,758		3,034,561
Regions Financial Corp.†	159,109		3,692,920
Renaissance Holdings Ltd.	24,757		4,676,845
S&P Global, Inc.	4,975		1,755,180
Sampo Oyj, Class A	84,975		4,303,425
SLM Corp.†	117,423		2,050,205
StoneX Group, Inc.*	44,114		4,476,247
Synchrony Financial†	20,102		755,433
Truist Financial Corp.†	86,898		4,067,695
UBS Group AG	76,745		1,415,178
United Overseas Bank Ltd.	138,500		3,193,461
W R Berkley Corp.†	56,981		4,346,511
Wells Fargo & Co.†	255,683		12,260,000
White Mountains Insurance Group Ltd.	1,005		1,365,654
			153,317,623
Health Care—12.7%
Abbott Laboratories†	9,523		1,024,484
AbbVie, Inc.†	73,568		11,857,690
Amedisys, Inc.*	5,867		534,425
AmerisourceBergen Corp.	3,159		539,210
Amgen, Inc.	28,337		8,115,717
AstraZeneca PLC	20,566		2,783,427
Avantor, Inc.*†	109,199		2,432,954
Boston Scientific Corp.*†	49,946		2,261,055
Bristol-Myers Squibb Co.	104,429		8,383,560
Centene Corp.*†	60,343		5,252,858
Cigna Corp.†	10,885		3,579,968
CVS Health Corp.†	64,844		6,606,307
Elevance Health, Inc.†	10,414		5,549,829
Envista Holdings Corp.*†	48,191		1,644,277
HCA Healthcare, Inc.	10,900		2,618,398
Humana, Inc.	5,400		2,969,460
ICON PLC*	9,717		2,093,431
IQVIA Holdings, Inc.*	10,977		2,393,206
Johnson & Johnson†	23,946		4,262,388
Medtronic PLC	46,221		3,653,308
Merck & Co., Inc.	3,807		419,227
Molina Healthcare, Inc.*	2,830		953,059
Novo Nordisk A/S, Class B	23,626		2,963,601
Pfizer, Inc.	14,295		716,608
R1 RCM, Inc.*	43,431		393,051
Sanofi	38,768		3,501,901
Sotera Health Co.*†	152,568		1,272,417
Stryker Corp.	7,644		1,787,855
Syneos Health, Inc.*	6,727		237,329
Thermo Fisher Scientific, Inc.	10,092		5,653,740
UCB SA	16,502		1,331,990
UnitedHealth Group, Inc.	17,941		9,827,362
Universal Health Services, Inc., Class B	3,277		428,795
Zimmer Biomet Holdings, Inc.†	25,537		3,066,994
			111,109,881
Industrials—14.1%
Advanced Drainage Systems, Inc.	26,864		2,612,793
AGCO Corp.	26,560		3,525,043
Allegion PLC	27,532		3,129,012
Allison Transmission Holdings, Inc.†	61,926		2,774,285
AMETEK, Inc.†	34,885		4,968,322
ASGN, Inc.*†	24,856		2,251,954
Boeing Co., (The)*	5,276		943,771
Brenntag SE	46,326		2,945,463
BWX Technologies, Inc.†	46,302		2,819,329
Caterpillar, Inc.	16,162		3,820,858
Clean Harbors, Inc.*	28,829		3,459,480
Copart, Inc.*	72,830		4,847,565
Curtiss-Wright Corp.	16,496		2,914,018
Deere & Co.	5,265		2,321,865
Dover Corp.†	21,242		3,015,302
Eaton Corp., PLC†	21,925		3,583,641
Ferguson PLC	22,206		2,603,209
Fortive Corp.	64,273		4,341,641
FTI Consulting, Inc.*†	50,097		8,657,764
Hexcel Corp.	32,292		1,935,905
Howmet Aerospace, Inc.†	118,172		4,451,539
Landstar System, Inc.	14,315		2,476,209
Leidos Holdings, Inc.†	35,215		3,850,056
Maxar Technologies, Inc.	12,813		310,075
Norfolk Southern Corp.	18,547		4,757,305
nVent Electric PLC	94,483		3,780,265
Otis Worldwide Corp.	48,733		3,805,560
Parker-Hannifin Corp.†	16,344		4,885,875
Resideo Technologies, Inc.*†	80,395		1,302,399
Science Applications International Corp.†	68,733		7,568,191
Sensata Technologies Holding PLC	36,564		1,649,036
Societe BIC SA	84,660		5,592,930
Textron, Inc.	15,292		1,091,543
TransUnion	35,460		2,236,817
Union Pacific Corp.	1,402		304,837
WESCO International, Inc.*	39,182		5,051,343
Westinghouse Air Brake Technologies Corp.	22,073		2,231,360
			122,816,560
Information Technology—13.0%
Advanced Micro Devices, Inc.*	34,141		2,650,366
Amdocs Ltd.†	41,802		3,714,526
Applied Materials, Inc.	27,603		3,025,289
Arrow Electronics, Inc.*†	18,731		2,036,809
Broadcom, Inc.	11,642		6,415,091
Capgemini SA	27,791		5,024,564
Check Point Software Technologies Ltd.*	43,038		5,716,737
Cisco Systems, Inc.†	127,508		6,339,698
Cognizant Technology Solutions Corp., Class A†	84,606		5,263,339
Concentrix Corp.	34,059		4,168,140
Fair Isaac Corp.*	3,591		2,225,414
FleetCor Technologies, Inc.*†	24,376		4,782,571
Flex Ltd.*†	281,065		6,177,809
Gen Digital, Inc.†	129,180		2,965,973
Jabil, Inc.†	82,883		5,983,324
KLA-Tencor Corp.	5,977		2,349,857
Lam Research Corp.	6,459		3,051,102
Microchip Technology, Inc.†	62,862		4,978,042
Micron Technology, Inc.	54,827		3,160,777
Microsoft Corp.†	28,714		7,326,090
NetApp, Inc.	59,700		4,036,317
NXP Semiconductors NV	15,932		2,801,483
Oracle Corp.†	43,592		3,619,444
Qorvo, Inc.*	32,420		3,217,685
QUALCOMM, Inc.	42,791		5,412,634
Samsung Electronics Co., Ltd.	42,977		2,065,000
SS&C Technologies Holdings, Inc.†	83,963		4,513,851
Western Digital Corp.*	15,275		561,356
			113,583,288
Materials—5.4%
Avery Dennison Corp.	19,891		3,845,527
Axalta Coating Systems Ltd.*	140,072		3,759,533
Cabot Corp.†	39,385		2,899,524
Corteva, Inc.†	67,810		4,554,120
DuPont de Nemours, Inc.†	29,981		2,113,960
Elkem ASA*	367,165		1,359,663
Ferroglobe PLC*	243,786		1,128,729
FMC Corp.	20,773		2,713,785
Glencore PLC*	1,099,856		7,505,575
Norsk Hydro ASA	771,662		5,810,711
Olin Corp.	71,329		4,064,326
Valvoline, Inc.†	140,429		4,631,348
WestRock Co.	73,811		2,798,913
			47,185,714
Real Estate—2.0%
Americold Realty Trust, Inc.†	117,224		3,499,136
Equity LifeStyle Properties, Inc.	24,066		1,598,464
Essex Property Trust, Inc.	8,825		1,944,854
Host Hotels & Resorts, Inc.†	104,164		1,972,866
Klepierre SA*	43,473		1,007,372
Lamar Advertising Co., Class A	27,708		2,774,679
Regency Centers Corp.	32,931		2,187,606
Ventas, Inc.	60,566		2,818,136
			17,803,113
Utilities—1.5%
American Electric Power Co., Inc.	22,906		2,217,301
CenterPoint Energy, Inc.†	123,388		3,838,601
Entergy Corp.	32,513		3,780,286
FirstEnergy Corp.	77,562		3,198,657
			13,034,845
TOTAL COMMON STOCKS
(Cost $647,016,186)			830,925,465
WARRANTS—0.0%
Energy—0.0%
Vista Energy SAB de CV *	26		5
TOTAL WARRANTS
(Cost $4)			5

SHORT-TERM INVESTMENTS—7.5%
U.S. Bank Money Market Deposit Account, 3.50%(a)	65,910,412		65,910,412
TOTAL SHORT-TERM INVESTMENTS
(Cost $65,910,412)			65,910,412
TOTAL LONG POSITIONS—102.7%
(Cost $712,926,602)			896,835,882
SECURITIES SOLD SHORT—(27.7%)
COMMON STOCKS—(27.7%)
Communication Services—(2.2%)
Angi, Inc.*	(490,782)		(1,094,444)
Cable One, Inc.	(1,299)		(940,853)
Clear Channel Outdoor Holdings, Inc.*	(1,600,179)		(1,808,202)
fuboTV, Inc.*	(559,284)		(1,560,402)
iHeartMedia, Inc., Class A*	(197,779)		(1,590,143)
Lions Gate Entertainment Corp., Class A*	(203,990)		(1,558,484)
Madison Square Garden Entertainment Corp.*	(37,454)		(1,802,287)
Paramount Global, Class B	(153,152)		(3,075,292)
Proximus SADP	(56,562)		(591,687)
Roblox Corp., Class A*	(31,785)		(1,009,810)
Telia Co., AB	(548,503)		(1,498,907)
Warner Music Group Corp., Class A	(80,227)		(2,749,379)
			(19,279,890)
Consumer Discretionary—(4.2%)
Accor SA*	(67,803)		(1,785,951)
Adient PLC*	(98,265)		(3,826,439)
Big Lots, Inc.	(35,428)		(690,846)
Carnival Corp.*	(92,836)		(921,862)
Choice Hotels International, Inc.	(19,196)		(2,365,331)
Dick's Sporting Goods, Inc.	(24,796)		(2,965,106)
Etsy, Inc.*	(11,017)		(1,455,236)
Farfetch Ltd., Class A*	(69,250)		(588,625)
Genius Sports Ltd.*	(168,461)		(862,520)
Hyatt Hotels Corp., Class A*	(13,994)		(1,403,878)
Mattel, Inc.*	(39,889)		(727,176)
Membership Collective Group, Inc., Class A*	(202,175)		(909,788)
Moncler SpA	(23,791)		(1,240,088)
National Vision Holdings, Inc.*	(26,331)		(1,065,352)
Portillo's, Inc., Class A*	(36,334)		(733,583)
QuantumScape Corp.*	(202,266)		(1,514,972)
Rakuten Group, Inc.	(356,600)		(1,713,310)
RH*	(2,822)		(809,434)
Shake Shack, Inc., Class A*	(10,478)		(551,143)
Shimano, Inc.	(8,200)		(1,416,437)
Texas Roadhouse, Inc.	(18,251)		(1,812,689)
Warby Parker, Inc., Class A*	(34,654)		(590,158)
Whitbread PLC	(44,046)		(1,390,949)
Williams-Sonoma, Inc.	(20,014)		(2,339,637)
Wingstop, Inc.	(9,979)		(1,651,624)
Yum China Holdings, Inc.	(18,831)		(1,037,965)
			(36,370,099)
Consumer Staples—(1.0%)
B&G Foods, Inc.	(80,256)		(1,065,800)
Beyond Meat, Inc.*	(73,668)		(1,074,816)
Central Garden & Pet Co., Class A*	(60,517)		(2,364,399)
Coca-Cola Bottlers Japan Holdings, Inc.	(195,500)		(2,089,986)
Kikkoman Corp.	(28,700)		(1,625,543)
Oatly Group AB - ADR*	(524,659)		(855,194)
			(9,075,738)
Energy—(2.1%)
Baker Hughes Co.	(64,274)		(1,865,231)
Enviva, Inc.	(21,774)		(1,235,675)
EQT Corp.	(85,971)		(3,646,030)
Hess Corp.	(29,322)		(4,219,729)
NOV, Inc.	(156,512)		(3,515,260)
Permian Resources Corp.	(410,750)		(4,173,220)
			(18,655,145)
Financials—(3.0%)
Ashmore Group PLC	(818,211)		(2,243,468)
B Riley Financial, Inc.	(71,412)		(3,136,415)
Cincinnati Financial Corp.	(15,077)		(1,672,944)
Credit Suisse Group AG*	(186,053)		(569,092)
Deutsche Bank AG	(41,026)		(436,040)
Goosehead Insurance, Inc., Class A*	(18,274)		(742,107)
Hang Seng Bank Ltd.	(252,700)		(3,897,549)
Selective Insurance Group, Inc.	(8,725)		(838,647)
SoFi Technologies, Inc.*	(418,030)		(2,019,085)
T Rowe Price Group, Inc.	(26,729)		(3,338,719)
Trupanion, Inc.*	(10,926)		(571,102)
United Bankshares, Inc.	(108,501)		(4,653,608)
WisdomTree, Inc.	(325,601)		(1,813,598)
			(25,932,374)
Health Care—(1.9%)
Allogene Therapeutics, Inc.*	(71,985)		(709,772)
Ambu A/S, Class B	(28,450)		(360,931)
Ascendis Pharma A/S - ADR*	(8,692)		(1,069,638)
Cassava Sciences, Inc.*	(16,801)		(585,179)
CureVac NV*	(68,162)		(494,175)
Doximity, Inc., Class A*	(38,397)		(1,305,114)
Exact Sciences Corp.*	(11,247)		(505,553)
Glaukos Corp.*	(14,082)		(655,799)
Guardant Health, Inc.*	(12,349)		(646,347)
Idorsia Ltd.*	(47,421)		(703,101)
Intra-Cellular Therapies, Inc.*	(16,985)		(920,927)
ModivCare, Inc.*	(9,823)		(756,371)
Neogen Corp.*	(76,731)		(1,270,665)
Oak Street Health, Inc.*	(38,359)		(829,322)
Oxford Nanopore Technologies PLC*	(152,884)		(470,394)
Phreesia, Inc.*	(23,255)		(646,954)
Royalty Pharma PLC, Class A	(23,632)		(1,039,099)
Tandem Diabetes Care, Inc.*	(17,828)		(749,667)
Teladoc Health, Inc.*	(45,844)		(1,307,012)
Twist Bioscience Corp.*	(14,944)		(408,718)
Ventyx Biosciences, Inc.*	(20,475)		(593,570)
West Pharmaceutical Services, Inc.	(3,033)		(711,724)
			(16,740,032)
Industrials—(5.4%)
AeroVironment, Inc.*	(34,064)		(3,133,547)
American Airlines Group, Inc.*	(218,078)		(3,146,865)
Array Technologies, Inc.*	(164,339)		(3,441,259)
General Electric Co.	(37,670)		(3,238,490)
Hayward Holdings, Inc.*	(239,092)		(2,283,329)
Healthcare Services Group, Inc.	(59,959)		(836,428)
InPost SA*	(329,654)		(2,440,466)
Kornit Digital Ltd.*	(48,081)		(1,232,797)
Kratos Defense & Security Solutions, Inc.*	(237,120)		(2,257,382)
Pentair PLC	(50,930)		(2,331,066)
Proto Labs, Inc.*	(55,761)		(1,478,782)
Saia, Inc.*	(20,233)		(4,928,556)
Tecnoglass, Inc.	(95,551)		(2,770,979)
TFI International, Inc.	(37,860)		(4,109,252)
Triton International Ltd.	(33,794)		(2,280,081)
United Airlines Holdings, Inc.*	(31,046)		(1,371,302)
Vertiv Holdings Co.	(221,267)		(3,064,548)
Watsco, Inc.	(9,176)		(2,468,160)
			(46,813,289)
Information Technology—(2.5%)
Appfolio, Inc., Class A*	(29,037)		(3,312,831)
BlackBerry Ltd.*	(424,024)		(2,064,997)
Itron, Inc.*	(36,317)		(1,931,338)
Jamf Holding Corp.*	(94,371)		(2,008,215)
Melexis NV	(25,974)		(2,288,540)
Napco Security Technologies, Inc.*	(81,329)		(2,145,459)
Palantir Technologies, Inc., Class A*	(224,413)		(1,683,098)
Procore Technologies, Inc.*	(56,598)		(2,771,604)
Taiyo Yuden Co., Ltd.	(60,300)		(1,947,794)
Unity Software, Inc.*	(38,803)		(1,533,107)
			(21,686,983)
Materials—(4.2%)
Antofagasta PLC	(260,211)		(4,502,334)
AptarGroup, Inc.	(18,072)		(1,918,162)
Ball Corp.	(27,444)		(1,539,060)
Cemex SAB de CV - SP ADR*	(664,877)		(3,038,488)
EMS-Chemie Holding AG	(2,714)		(1,890,992)
Fortescue Metals Group Ltd.	(288,713)		(3,842,668)
Grupo Mexico SAB de CV, Class B	(453,600)		(1,845,527)
Huntsman Corp.	(86,095)		(2,391,719)
Mitsui Chemicals, Inc.	(63,200)		(1,438,561)
Nippon Paper Industries Co., Ltd.	(465,000)		(3,268,655)
PureCycle Technologies, Inc.*	(134,515)		(933,534)
RPM International, Inc.	(11,339)		(1,174,947)
Siam Cement PCL, (The) - NVDR	(275,000)		(2,629,521)
Southern Copper Corp.	(45,926)		(2,802,405)
Standard Lithium Ltd.*	(337,335)		(1,484,274)
UPM-Kymmene Oyj	(54,448)		(1,998,870)
			(36,699,717)
Real Estate—(1.2%)
Howard Hughes Corp., (The)*	(25,076)		(1,869,165)
Macerich Co., (The)	(76,869)		(976,236)
Nomura Real Estate Master Fund, Inc.	(1,112)		(1,394,352)
Rexford Industrial Realty, Inc.	(22,822)		(1,261,828)
SL Green Realty Corp.	(36,963)		(1,550,968)
Unibail-Rodamco-Westfield*	(21,833)		(1,176,824)
WeWork, Inc., Class A*	(866,710)		(2,392,120)
			(10,621,493)
TOTAL COMMON STOCKS
(Proceeds $(281,836,320))			(241,874,760)
RIGHTS—(0.0%)
Financials—(0.0%)
Credit Suisse Group AG *	(186,053)		(17,303)
TOTAL RIGHTS
(Proceeds $(82,708))			(17,303)
TOTAL SECURITIES SOLD SHORT—(27.7%)
(Proceeds $(281,919,028))			(241,892,063)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN—(0.1%)
Call Options Written—(0.1%)
ConocoPhillips
Expiration:
12/16/2022,
Exercise Price:
125.00	(175)	(2,161,425)	(60,375)
Halliburton Co.
Expiration:
12/16/2022,
Exercise Price:
37.00	(1,500)	(5,683,500)	(280,500)
Marathon Petroleum Corp.
Expiration:
12/16/2022,
Exercise Price:
110.00	(250)	(3,045,250)	(313,750)
Schlumberger Ltd.
Expiration:
12/16/2022,
Exercise Price:
50.00	(500)	(2,577,500)	(125,000)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(985,924))			(779,625)
TOTAL OPTIONS WRITTEN
(Premiums received $(985,924))			(779,625)
OTHER ASSETS IN EXCESS OF LIABILITIES—25.1%			219,297,674
NET ASSETS—100.0%			$873,461,868

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
NVDR	Non-Voting Depository Receipt
*	Non-income producing.
(a)	The rate shown is as of November 30, 2022.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Industry classifications may be different than those used for compliance monitoring purposes.

Contracts For Difference held by the Fund at November 30, 2022, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
United States
International Game Technology	Goldman Sachs	09/18/2025	3.83%	Monthly	111,212	$2,729,142	$(42,261)
Total Long						2,729,142	(42,261)

Short
Australia
Commonwealth Bank of Australia	Morgan Stanley	09/19/2023	2.81	Monthly	(56,710)	$(4,151,727)	$(53,119)
WiseTech Global Ltd.	Morgan Stanley	09/19/2023	2.81	Monthly	(45,650)	(1,765,827)	31,914
						(5,917,554)	(21,205)
Brazil
Klabin SA	Morgan Stanley	09/19/2023	3.83	Monthly	(269,400)	(1,019,591)	146,776
Suzano SA	Goldman Sachs	09/16/2025	3.83	Monthly	(257,300)	(2,619,930)	202,330
						(3,639,521)	349,106
Canada
Boyd Group Services, Inc.	Morgan Stanley	09/19/2023	3.75	Monthly	(36,675)	(5,957,318)	(354,441)
China
Shenzhen Goodix Technology Co., Ltd., Class A	Goldman Sachs	09/16/2025	3.83	Monthly	(153,700)	(1,119,567)	30,036
Germany
Deutsche Bank AG	Morgan Stanley	09/19/2023	1.49	Monthly	(292,716)	(3,083,177)	59,093
Umicore	Morgan Stanley	09/19/2023	1.49	Monthly	(42,625)	(1,516,967)	35,928
						(4,600,144)	95,021
Japan
Nippon Shinyaku Co., Ltd.	Morgan Stanley	09/19/2023	-0.08	Monthly	(14,300)	(837,765)	53,849
South Korea
Kakaobank Corp.	Goldman Sachs	09/16/2025	3.83	Monthly	(112,611)	(2,138,913)	313,983
Krafton, Inc.	Morgan Stanley	09/19/2023	0.00	Monthly	(12,765)	(2,197,107)	(65,732)
						(4,336,020)	248,251
Switzerland
Credit Suisse Group AG	Morgan Stanley	09/19/2023	0.46	Monthly	(680,533)	(2,029,553)	1,050,016
Credit Suisse Group AG - Right	Morgan Stanley	12/31/2025	0.46	Monthly	(680,533)	(63,289)	(63,288)
Vat Group AG	Morgan Stanley	09/19/2023	0.46	Monthly	(8,239)	(2,253,372)	196,778
						(4,346,214)	1,183,506
Taiwan
Acer, Inc.	Goldman Sachs	09/18/2025	3.83	Monthly	(1,489,000)	(1,185,207)	(7,818)
Pan Jit International, Inc.	Goldman Sachs	09/16/2025	3.83	Monthly	(1,101,000)	(2,247,921)	(145,036)
Asustek Computer, Inc.	Goldman Sachs	09/16/2025	3.83	Monthly	(183,000)	(1,575,059)	(89,722)
Compal Electronics	Goldman Sachs	09/16/2025	3.83	Monthly	(1,420,000)	(994,743)	9,171
Formosa Plastics Corp.	Goldman Sachs	09/16/2025	3.83	Monthly	(495,000)	(1,444,694)	(27,739)
Nan Ya Plastics Corp.	Goldman Sachs	09/16/2025	3.83	Monthly	(568,000)	(1,413,315)	(33,712)
SDI Corporation	Goldman Sachs	09/16/2025	3.83	Monthly	(201,000)	(676,385)	(22,515)
						(9,537,324)	(317,371)
Turkey
Arcelik AS	Bank of America	06/01/2023	3.83	Monthly	(501,885)	(2,477,381)	(198,659)
United Kingdom
Whitbread PLC	Morgan Stanley	09/19/2023	2.93	Monthly	(5,126)	(159,643)	(2,224)
United States
Affirm Holdings, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(51,192)	(712,593)	173,541
Alexandria Real Estate Equities, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(9,508)	(1,479,540)	(55,051)
AMERCO	Morgan Stanley	09/19/2023	3.83	Monthly	(5,569)	(352,518)	(62,540)
AMERCO - Non-Voting	Morgan Stanley	12/31/2025	4.14	Monthly	(50,121)	(3,166,144)	(179,934)
Ameresco, Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(57,328)	(3,756,131)	(109,496)
Bank of Hawaii Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(46,468)	(3,748,574)	12,546
BlackLine, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(42,154)	(2,853,404)	(77,985)
Ceridian HCM Holding, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(17,473)	(1,195,852)	74,086
Chipotle Mexican Grill, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(1,376)	(2,238,697)	(142,402)
Coinbase Global, Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(7,942)	(363,188)	77,832
Commerce Bancshares, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(57,000)	(4,270,439)	(137,940)
Community Bank System, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(65,820)	(4,287,514)	15,797
Core & Main, Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(114,010)	(2,371,408)	82,087
Coty, Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(316,042)	(2,487,251)	(69,529)
Credit Acceptance Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(6,268)	(2,970,781)	136,580
Cullen/Frost Bankers, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(20,909)	(3,033,269)	13,591
CVB Financial Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(70,704)	(2,027,791)	(72,118)
Definitive Healthcare Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(69,863)	(794,342)	18,863
Extra Space Storage, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(8,546)	(1,373,257)	(49,909)
Figs, Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(108,935)	(852,961)	(131,811)
First Financial Bankshares, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(92,351)	(3,412,369)	124,674
Floor & Decor Holdings, Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(24,638)	(1,838,734)	119,987
Glacier Bancorp, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(68,049)	(3,940,037)	(31,983)
Greif, Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(29,428)	(2,069,083)	59,150
Guidewire Software, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(36,809)	(2,183,142)	110,059
Kinsale Capital Group, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(12,490)	(3,849,543)	(276,154)
La-Z-Boy, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(110,376)	(3,005,538)	25,386
Lowe's Cos., Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(9,707)	(2,063,223)	(36,013)
Moody's Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(10,640)	(3,173,593)	5,001
Myriad Genetics, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(35,995)	(729,259)	22,317
National Beverage Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(53,906)	(2,777,776)	10,242
Novanta, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(27,105)	(4,275,813)	85,381
Nu Holdings Ltd., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(208,987)	(929,992)	96,134
Rite Aid Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(46,394)	(235,218)	81,653
RLI Corp.	Morgan Stanley	09/19/2023	3.83	Monthly	(31,267)	(4,066,898)	(57,531)
Rocket Cos., Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(159,473)	(1,323,626)	12,758
Rockwell Automation, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(9,065)	(2,395,154)	48,226
Wayfair Inc., Class A	Morgan Stanley	09/19/2023	3.83	Monthly	(20,272)	(742,766)	111,901
WD-40 Co.	Morgan Stanley	09/19/2023	3.83	Monthly	(14,202)	(2,378,835)	99,982
Westamerica Bancorporation	Morgan Stanley	09/19/2023	3.83	Monthly	(43,261)	(2,671,367)	(14,709)
Wolfspeed, Inc.	Morgan Stanley	09/19/2023	3.83	Monthly	(17,413)	(1,583,190)	50,324
						(93,980,810)	162,993
Total Short						(136,909,261)	1,228,862
Net unrealized gain/(loss) on Contracts For Difference							$1,186,601

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS LONG/SHORT RESEARCH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2022 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Long/Short Research Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2022, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Communication Services	$40,520,443	$33,872,648	$6,647,795	$-
Consumer Discretionary	81,917,503	70,257,499	11,660,004	-
Consumer Staples	59,108,953	59,108,953	-	-
Energy	70,527,542	70,527,542	-	-
Financials	153,317,623	133,655,993	19,661,630	-
Health Care	111,109,881	100,528,962	10,580,919	-
Industrials	122,816,560	114,278,167	8,538,393	-
Information Technology	113,583,288	106,493,724	7,089,564	-
Materials	47,185,714	32,509,765	14,675,949	-
Real Estate	17,803,113	16,795,741	1,007,372	-
Utilities	13,034,845	13,034,845	-	-
Warrants	5	-	5	-
Short-Term Investments	65,910,412	65,910,412	-	-
Contracts For Difference
Equity Contracts	3,797,972	3,797,972	-	-
Total Assets	$900,633,854	$820,772,223	$79,861,631	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Communication Services	$(19,279,890)	$(17,189,296)	$(2,090,594)	$-
Consumer Discretionary	(36,370,099)	(28,823,364)	(7,546,735)	-
Consumer Staples	(9,075,738)	(5,360,209)	(3,715,529)	-
Energy	(18,655,145)	(18,655,145)	-	-
Financials	(25,932,374)	(18,786,225)	(7,146,149)	-
Health Care	(16,740,032)	(15,205,606)	(1,534,426)	-
Industrials	(46,813,289)	(44,372,823)	(2,440,466)	-
Information Technology	(21,686,983)	(17,450,649)	(4,236,334)	-
Materials	(36,699,717)	(17,128,116)	(19,571,601)	-
Real Estate	(10,621,493)	(8,050,317)	(2,571,176)	-
Rights	(17,303)	(17,303)	-	-
Contracts For Difference
Equity Contracts	(2,611,371)	(2,611,371)	-	-
Total Liabilities	$(244,503,434)	$(193,650,424)	$(50,853,010)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2022, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.